SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
Our financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America. Our consolidated financial statements include the accounts of Humana Inc. and subsidiaries that the Company controls, including variable interest entities associated with medical practices for which we are the primary beneficiary. We do not own many of our medical practices but instead enter into exclusive management agreements with the affiliated Professional Associations, or P.A.s, that operate these medical practices. Based upon the provisions of these agreements, these affiliated P.A.s are variable interest entities and we are the primary beneficiary, and accordingly we consolidated the affiliated P.A.s. All significant intercompany balances and transactions have been eliminated.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The areas involving the most significant use of estimates are the estimation of benefits payable, future policy benefits payable, the impact of risk adjustment provisions related to our Medicare contracts, the valuation and related impairment recognition of investment securities, and the valuation and related impairment recognition of long-lived assets, including goodwill. These estimates are based on knowledge of current events and anticipated future events, and accordingly, actual results may ultimately differ materially from those estimates.
Certain amounts have been reclassified to conform to the current year presentation.
Business Segment Reclassifications
During the three months ended March 31, 2017, we realigned certain of our businesses among our reportable segments to correspond with internal management reporting changes and our previously announced planned exit from the Individual Commercial medical business on January 1, 2018. Additionally, we renamed our Group segment to the Group and Specialty segment, and began presenting the Individual Commercial business results as a separate segment rather than as part of the Retail segment. Specialty health insurance benefits, including dental, vision, other supplemental health, and financial protection products, marketed to individuals are now included in the Group and Specialty segment. Specialty health insurance benefits marketed to employer groups continue to be included in the Group and Specialty segment. As a result of this realignment, our reportable segments now include Retail, Group and Specialty, Healthcare Services, and Individual Commercial. Prior period segment financial information has been recast to conform to the 2017 presentation. See Note 17 for recast segment financial information.

Aetna Merger

On July 2, 2015, we entered into an Agreement and Plan of Merger, which we refer to in this report as the Merger Agreement, with Aetna Inc. and certain wholly owned subsidiaries of Aetna Inc., which we refer to collectively as Aetna, which sets forth the terms and conditions under which we agreed to merge with, and become a wholly owned subsidiary of Aetna, a transaction we refer to in this report as the Merger.
The Merger was subject to customary closing conditions, including, among other things, (i) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the receipt of necessary approvals under state insurance and healthcare laws and regulations and pursuant to certain licenses of certain of Humana’s subsidiaries, and (ii) the absence of legal restraints and prohibitions on the consummation of the Merger.
On December 22, 2016, in order to extend the “End Date” (as defined in the Merger Agreement), Aetna and Humana each agreed to waive until 11:59 p.m. (Eastern time) on February 15, 2017 its right to terminate the Merger Agreement due to a failure of the Mergers to have been completed on or before December 31, 2016.
On July 21, 2016, the U.S. Department of Justice and the attorneys general of certain U.S. jurisdictions filed a civil antitrust complaint in the U.S. District Court for the District of Columbia against us and Aetna, alleging that the Merger would violate Section 7 of the Clayton Antitrust Act and seeking a permanent injunction to prevent the Merger from being completed. On January 23, 2017, the Court ruled in favor of the DOJ and granted a permanent injunction of the proposed transaction. On February 14, 2017, we and Aetna agreed to mutually terminate the Merger Agreement, as our Board determined that an appeal of the Court's ruling would not be in the best interest of our stockholders. Under terms of the Merger Agreement, we are entitled to a breakup fee of $1 billion.
Health Care Reform
The Patient Protection and Affordable Care Act and The Health Care and Education Reconciliation Act of 2010 (which we collectively refer to as the Health Care Reform Law) enacted significant reforms to various aspects of the U.S. health insurance industry. Certain of these reforms became effective January 1, 2014, including an annual insurance industry premium-based fee and the establishment of federally-facilitated or state-based exchanges coupled with three premium stabilization programs, as described more fully below.
The Health Care Reform Law imposes an annual premium-based fee on health insurers for each calendar year beginning on or after January 1, 2014 which is not deductible for tax purposes. We are required to estimate a liability for the health insurer fee and record it in full once qualifying insurance coverage is provided in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized ratably to expense over the same calendar year. We record the liability for the health insurer fee in trade accounts payable and accrued expenses and record the deferred cost in other current assets in our consolidated financial statements. We pay the health insurer fee in September of each year. The Consolidated Appropriations Act, 2016, enacted on December 18, 2015, included a one-time one year suspension in 2017 of the health insurer fee. See Note 7 for detail regarding amounts paid for the annual health insurer fee.
The Health Care Reform Law also establishes risk spreading premium stabilization programs effective January 1, 2014. The risk spreading programs are applicable to certain of our commercial medical insurance products. In the aggregate, our commercial medical insurance products represented approximately 16% of our total premiums and services revenue for the year ended December 31, 2016, a subset of which is subject to these programs. These programs, commonly referred to as the 3Rs, include a permanent risk adjustment program, a transitional reinsurance program, and a temporary risk corridors program designed to more evenly spread the financial risk borne by issuers and to mitigate the risk that issuers would have mispriced products. The transitional reinsurance and temporary risk corridors programs were for years 2014 through 2016. Policies issued prior to March 23, 2010 are considered grandfathered policies and are exempt from the 3Rs. Certain states have allowed non-grandfathered policies issued prior to January 1, 2014 to extend the date of required transition to policies compliant with the Health Care Reform Law to as late as 2017. Accordingly, such policies are exempt from the 3Rs until they transition to policies compliant with the Health Care Reform Law.
The permanent risk adjustment program adjusts the premiums that commercial individual and small group health insurance issuers receive based on the demographic factors and health status of each member as derived from current year medical diagnosis as reported throughout the year. This program transfers funds from lower risk plans to higher risk plans within similar plans in the same state. The risk adjustment program is applicable to commercial individual and small group health plans (except certain exempt and grandfathered plans as discussed above) operating both inside and outside of the health insurance exchanges established under the Health Care Reform Law. Under the risk adjustment program, a risk score is assigned to each covered member to determine an average risk score at the individual and small group level by legal entity in a particular market in a state. Additionally, an average risk score is determined for the entire subject population for each market in each state. Settlements are determined on a net basis by legal entity and state. Each health insurance issuer’s average risk score is compared to the state’s average risk score. Plans with an average risk score below the state average will pay into a pool and health insurance issuers with an average risk score that is greater than the state average risk score will receive money from that pool. We generally rely on providers, including certain network providers who are our employees, to appropriately document all medical data, including the diagnosis codes submitted with claims, as the basis for our risk scores under the program. Our estimate of amounts receivable and/or payable under the risk adjustment program is based on our estimate of both our own and the state average risk scores. Assumptions used in these estimates include but are not limited to published third party studies and other publicly available data including regulatory plan filings, geographic considerations including our historical experience in markets we have participated in over a long period of time, member demographics (including age and gender for our members and other health insurance issuers), our pricing model, sales data for each metal tier (different metal tiers yield different risk scores), and the mix of previously underwritten membership as compared to new members in plans compliant with the Health Care Reform Law. We refine our estimates as new information becomes available, including additional data released by the Department of Health and Human Services, or HHS, regarding estimates of state average risk scores. Risk adjustment is subject to audit by HHS beginning with the 2015 coverage year, however, there will be no payments associated with these audits for 2015, the pilot year for the audits.
The temporary risk corridor program applies to individual and small group Qualified Health Plans (or substantially equivalent plans), or QHPs, as defined by HHS, operating both inside and outside of the exchanges. Accordingly, plans subject to risk adjustment that are not QHPs, including our small group health plans, were not subject to the risk corridor program. The risk corridor provisions limit issuer gains and losses by comparing allowable medical costs to a target amount, each defined/prescribed by HHS, and sharing the risk for allowable costs with the federal government. Allowable medical costs are adjusted for risk adjustment settlements, transitional reinsurance recoveries, and cost sharing reductions received from HHS. Variances from the target exceeding certain thresholds may result in HHS making additional payments to us or require us to refund HHS a portion of the premiums we received.
We estimate and recognize adjustments to premiums revenue for the risk adjustment and risk corridor provisions by projecting our ultimate premium for the calendar year separately for individual and group plans by state and legal entity. Estimated calendar year settlement amounts are recognized ratably during the year and are revised each period to reflect current experience, including changes in risk scores derived from medical diagnoses submitted by providers. We record receivables or payables at the individual or group level within each state and legal entity and classify the amounts as current or long-term in our consolidated balance sheets based on the timing of expected settlement. On November 10, 2016, the U.S. Court of Federal Claims ruled in favor of the government in one of a series of cases filed by insurers, unrelated to us, against HHS to collect risk corridor payments, rejecting all of the insurer’s statutory, contract and Constitutional claims for payment. On November 18, 2016, HHS issued a memorandum indicating a significant funding shortfall for the 2015 coverage year, the second consecutive year of significant shortfalls. Given the successful challenge of the risk corridor provisions in court, Congressional inquiries into the funding of the risk corridor program, and significant funding shortfalls under the first two years of the program, during the fourth quarter of 2016 we wrote-off $583 million in risk corridor receivables outstanding as of September 30, 2016, and ceased recognizing revenues under the risk corridor program as discussed further in Note 7.
The transitional reinsurance program required us to make reinsurance contributions for calendar years 2014 through 2016 to a state or HHS established reinsurance entity based on a national contribution rate per covered member as determined by HHS. While all commercial medical plans, including self-funded plans, are required to fund the reinsurance entity, only fully-insured non-grandfathered plans compliant with the Health Care Reform Law in the individual commercial market will be eligible for recoveries if individual claims exceed a specified threshold. Accordingly, we account for transitional reinsurance contributions associated with all commercial medical health plans other than these non-grandfathered individual plans as an assessment in operating costs in our consolidated statements of income. We account for contributions made by individual commercial plans compliant with the Health Care Reform Law, which are subject to recoveries, as ceded premiums (a reduction of premiums) and similarly we account for any recoveries as ceded benefits (a reduction of benefits expense) in our consolidated statements of income.
We were required to remit payment for our per member reinsurance contribution, exclusive of the portion payable to the U.S. Treasury, by January 15 of the year following the coverage year, or January 15, 2017 for the 2016 coverage year. The portion of the reinsurance contribution due to the U.S. Treasury must be paid by November 15 of the year following the coverage year, or November 15, 2017 for the 2016 coverage year. Risk adjustment calculations will be completed and HHS will notify us of recoveries due or payments owed to/from us under the risk adjustment and reinsurance programs by June 30 of the year following the coverage year. Following this notification, risk corridor calculations are then due by July 31 of the year following the coverage year. Payments due to HHS under the risk adjustment and risk corridor programs must be remitted within 30 days of notification for each program and will be collected prior to the distribution of recoveries by HHS under each program. Payment and recovery amounts associated with reinsurance and risk adjustment will generally be settled with HHS annually in the year following the coverage year. Accordingly, for the 2016 coverage year, we expect to receive recoveries and/or pay amounts due under these programs in 2017.
See Note 7 for detail regarding amounts recorded to the consolidated balance sheets related to the 3Rs.
In addition to the provisions discussed above, beginning in 2014, HHS pays us a portion of the health care costs for low-income individual members for which we assume no risk in accordance with the Health Care Reform Law. We account for these subsidies as a deposit in our consolidated balance sheets and as a financing activity in our consolidated statements of cash flows. We do not recognize premiums revenue or benefits expense for these subsidies. Receipt and payment activity is accumulated at the state and legal entity level and recorded in our consolidated balance sheet in other current assets or trade accounts payable and accrued expenses depending on the state and legal entity balance at the end of the reporting period. We will be notified of final settlement amounts by June 30 of the year following the coverage year. For 2016, payments to HHS associated with cost sharing subsidies for which we do not assume risk were approximately $373 million, exceeding receipts of $345 million by $28 million. For 2015, receipts from HHS associated with cost sharing subsidies for which we do not assume risk were approximately $478 million, exceeding payments of $409 million by $69 million. For 2014, receipts from HHS associated with cost sharing subsidies for which we do not assume risk were approximately $281 million, exceeding payments of $255 million by $26 million.
If we fail to effectively implement our operational and strategic initiatives with respect to the implementation of the Health Care Reform Law, our business may be materially adversely affected. Additionally, potential legislative changes, including activities to repeal or replace the Health Care Reform Law, creates uncertainty for our business, and we cannot predict when, or in what form, such legislative changes may occur.
Cash and Cash Equivalents
Cash and cash equivalents include cash, time deposits, money market funds, commercial paper, other money market instruments, and certain U.S. Government securities with an original maturity of three months or less. Carrying value approximates fair value due to the short-term maturity of the investments.
Investment Securities
Investment securities, which consist entirely of debt securities, have been categorized as available for sale and, as a result, are stated at fair value. Investment securities available for current operations are classified as current assets. Investment securities available for our long-term insurance products and professional liability funding requirements, as well as restricted statutory deposits, are classified as long-term assets. For the purpose of determining gross realized gains and losses, which are included as a component of investment income in the consolidated statements of income, the cost of investment securities sold is based upon specific identification. Unrealized holding gains and losses, net of applicable deferred taxes, are included as a component of stockholders’ equity and comprehensive income until realized from a sale or other-than-temporary impairment.
Under the other-than-temporary impairment model for debt securities held, we recognize an impairment loss in income in an amount equal to the full difference between the amortized cost basis and the fair value when we have the intent to sell the debt security or it is more likely than not we will be required to sell the debt security before recovery of our amortized cost basis. However, if we do not intend to sell the debt security, we evaluate the expected cash flows to be received as compared to amortized cost and determine if a credit loss has occurred. In the event of a credit loss, only the amount of the impairment associated with the credit loss is recognized currently in income with the remainder of the loss recognized in other comprehensive income.
When we do not intend to sell a security in an unrealized loss position, potential other-than-temporary impairment is considered using a variety of factors, including the length of time and extent to which the fair value has been less than cost; adverse conditions specifically related to the industry, geographic area or financial condition of the issuer or underlying collateral of a security; payment structure of the security; changes in credit rating of the security by the rating agencies; the volatility of the fair value changes; and changes in fair value of the security after the balance sheet date. For debt securities, we take into account expectations of relevant market and economic data. For example, with respect to mortgage and asset-backed securities, such data includes underlying loan level data and structural features such as seniority and other forms of credit enhancements. A decline in fair value is considered other-than-temporary when we do not expect to recover the entire amortized cost basis of the security. We estimate the amount of the credit loss component of a debt security as the difference between the amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate of future cash flows discounted at the implicit interest rate at the date of purchase.
Receivables and Revenue Recognition
We generally establish one-year commercial membership contracts with employer groups, subject to cancellation by the employer group on 30-day written notice. Our Medicare contracts with CMS renew annually. Our military services contracts with the federal government and our contracts with various state Medicaid programs generally are multi-year contracts subject to annual renewal provisions. Individual polices are subject to the requirements of the Health Care Reform Law as discussed previously.
Premiums Revenue
We bill and collect premium from employer groups and members in our Medicare and other individual products monthly. We receive monthly premiums from the federal government and various states according to government specified payment rates and various contractual terms. Changes in revenues for our Medicare and individual commercial medical products resulting from the periodic changes in risk-adjustment scores derived from medical diagnoses for our membership and changes in risk corridor estimates are recognized when the amounts become determinable and the collectibility is reasonably assured.
Premiums revenue is estimated by multiplying the membership covered under the various contracts by the contractual rates. Premiums revenue is recognized as income in the period members are entitled to receive services, and is net of estimated uncollectible amounts, retroactive membership adjustments, and adjustments to recognize rebates under the minimum benefit ratios required under the Health Care Reform Law. We estimate policyholder rebates by projecting calendar year minimum benefit ratios for the individual, small group, and large group markets, as defined by the Health Care Reform Law using a methodology prescribed by HHS, separately by state and legal entity. Medicare Advantage products are also subject to minimum benefit ratio requirements under the Health Care Reform Law. Estimated calendar year rebates recognized ratably during the year are revised each period to reflect current experience. Retroactive membership adjustments result from enrollment changes not yet processed, or not yet reported by an employer group or the government. We routinely monitor the collectibility of specific accounts, the aging of receivables, historical retroactivity trends, estimated rebates, as well as prevailing and anticipated economic conditions, and reflect any required adjustments in current operations. Premiums received prior to the service period are recorded as unearned revenues.
Medicare Part D
We cover prescription drug benefits in accordance with Medicare Part D under multiple contracts with CMS. The payments we receive monthly from CMS and members, which are determined from our annual bid, represent amounts for providing prescription drug insurance coverage. We recognize premiums revenue for providing this insurance coverage ratably over the term of our annual contract. Our CMS payment is subject to risk sharing through the Medicare Part D risk corridor provisions. In addition, receipts for reinsurance and low-income cost subsidies as well as receipts for certain discounts on brand name prescription drugs in the coverage gap represent payments for prescription drug costs for which we are not at risk.
The risk corridor provisions compare costs targeted in our bids to actual prescription drug costs, limited to actual costs that would have been incurred under the standard coverage as defined by CMS. Variances exceeding certain thresholds may result in CMS making additional payments to us or require us to refund to CMS a portion of the premiums we received. As risk corridor provisions are considered in our overall annual bid process, we estimate and recognize an adjustment to premiums revenue related to these provisions based upon pharmacy claims experience. We record a receivable or payable at the contract level and classify the amount as current or long-term in our consolidated balance sheets based on the timing of expected settlement.
Reinsurance and low-income cost subsidies represent funding from CMS in connection with the Medicare Part D program for which we assume no risk. Reinsurance subsidies represent funding from CMS for its portion of prescription drug costs which exceed the member’s out-of-pocket threshold, or the catastrophic coverage level. Low-income cost subsidies represent funding from CMS for all or a portion of the deductible, the coinsurance and co-payment amounts above the out-of-pocket threshold for low-income beneficiaries. Monthly prospective payments from CMS for reinsurance and low-income cost subsidies are based on assumptions submitted with our annual bid. A reconciliation and related settlement of CMS’s prospective subsidies against actual prescription drug costs we paid is made after the end of the year. The Health Care Reform Law mandates consumer discounts of 50% on brand name prescription drugs for Part D plan participants in the coverage gap. These discounts are funded by CMS and pharmaceutical manufacturers while we administer the application of these funds. We account for these subsidies and discounts as a deposit in our consolidated balance sheets and as a financing activity under receipts (withdrawals) from contract deposits in our consolidated statements of cash flows. For 2016, subsidy and discount reimbursements of $11.1 billion exceeded payments of $10.0 billion by $1.1 billion. For 2015, subsidy and discount payments of $8.9 billion exceeded reimbursements of $8.6 billion by $361 million. For 2014, subsidy and discount payments of $6.7 billion exceeded reimbursements of $5.8 billion by $945 million. We do not recognize premiums revenue or benefit expenses for these subsidies or discounts. Receipt and payment activity is accumulated at the contract level and recorded in our consolidated balance sheets in other current assets or trade accounts payable and accrued expenses depending on the contract balance at the end of the reporting period.
Settlement of the reinsurance and low-income cost subsidies as well as the risk corridor payment is based on a reconciliation made approximately 9 months after the close of each calendar year. Settlement with CMS for brand name prescription drug discounts is based on a reconciliation made approximately 14 to 18 months after the close of each calendar year. We continue to revise our estimates with respect to the risk corridor provisions based on subsequent period pharmacy claims data. See Note 6 for detail regarding amounts recorded to our consolidated balance sheets related to the risk corridor settlement and subsidies from CMS with respect to the Medicare Part D program.
Services Revenue
Patient services revenue
Patient services include injury and illness care and related services as well as other healthcare services related to employer needs or as required by law. Patient services revenues are recognized in the period services are provided to the customer when the sales price is fixed or determinable, and are net of contractual allowances.
Administrative services fees
Administrative services fees cover the processing of claims, offering access to our provider networks and clinical programs, and responding to customer service inquiries from members of self-funded groups. Revenues from providing administration services, also known as administrative services only, or ASO, are recognized in the period services are performed and are net of estimated uncollectible amounts. ASO fees are estimated by multiplying the membership covered under the various contracts by the contractual rates. Under ASO contracts, self-funded employers retain the risk of financing substantially all of the cost of health benefits. However, many ASO customers purchase stop loss insurance coverage from us to cover catastrophic claims or to limit aggregate annual costs. Accordingly, we have recorded premiums revenue and benefits expense related to these stop loss insurance contracts. We routinely monitor the collectibility of specific accounts, the aging of receivables, as well as prevailing and anticipated economic conditions, and reflect any required adjustments in current operations. ASO fees received prior to the service period are recorded as unearned revenues.
Under our current TRICARE South Region contract with the Department of Defense, we provide administrative services, including offering access to our provider networks and clinical programs, claim processing, customer service, enrollment, and other services, while the federal government retains all of the risk of the cost of health benefits. We account for revenues under the current contract net of estimated health care costs similar to an administrative services fee only agreement. The current contract includes fixed administrative services fees and incentive fees and penalties. Administrative services fees are recognized as services are performed.
Our TRICARE members are served by both in-network and out-of-network providers in accordance with the current contract. We pay health care costs related to these services to the providers and are subsequently reimbursed by the DoD for such payments. We account for the payments of the federal government’s claims and the related reimbursements under deposit accounting in our consolidated balance sheets and as a financing activity under receipts (withdrawals) from contract deposits in our consolidated statements of cash flows. For 2016, health care cost reimbursements and payments were each approximately $3.3 billion, with payments exceeding reimbursements by $25 million for the year. For 2015, health care cost reimbursements and payments were each approximately $3.3 billion, with payments exceeding reimbursements by $4 million for the year. For 2014, health care cost reimbursements and payments were each $3.2 billion.
Receivables
Receivables, including premium receivables, patient services revenue receivables, and ASO fee receivables, are shown net of allowances for estimated uncollectible accounts, retroactive membership adjustments, and contractual allowances.
Other Current Assets

Other current assets includes amounts associated with Medicare Part D as discussed above and in Note 6, rebates due from pharmaceutical manufacturers and other amounts due within one year. We accrue pharmaceutical rebates as they are earned based on contractual terms and usage of the product. The balance of pharmaceutical rebates was $889 million at December 31, 2016 and $723 million at December 31, 2015.

Policy Acquisition Costs
Policy acquisition costs are those costs that relate directly to the successful acquisition of new and renewal insurance policies. Such costs include commissions, costs of policy issuance and underwriting, and other costs we incur to acquire new business or renew existing business. We expense policy acquisition costs related to our employer-group prepaid health services policies as incurred. These short-duration employer-group prepaid health services policies typically have a 1-year term and may be canceled upon 30 days notice by the employer group.
Life insurance, annuities, and certain health and other supplemental policies sold to individuals are accounted for as long-duration insurance products because they are expected to remain in force for an extended period beyond one year and premium received in the earlier years is intended to pay anticipated benefits to be incurred in future years. As a result, we defer policy acquisition costs, primarily consisting of commissions, and amortize them over the estimated life of the policies in proportion to premiums earned. Deferred acquisition costs are reviewed to determine if they are recoverable from future income. See Note 18.
Beginning in 2014, health policies sold to individuals that conform to the Health Care Reform Law are accounted for under a short-duration model and accordingly policy acquisition costs are expensed as incurred because premiums received in the current year are intended to pay anticipated benefits in that year. In addition, as previously underwritten members transition to plans compliant with the Health Care Reform Law, it results in policy lapses and the recognition of previously deferred acquisition costs.
Long-Lived Assets
Property and equipment is recorded at cost. Gains and losses on sales or disposals of property and equipment are included in operating costs. Certain costs related to the development or purchase of internal-use software are capitalized. Depreciation is computed using the straight-line method over estimated useful lives ranging from 3 to 10 years for equipment, 3 to 5 years for computer software, and 10 to 20 years for buildings. Improvements to leased facilities are depreciated over the shorter of the remaining lease term or the anticipated life of the improvement.
We periodically review long-lived assets, including property and equipment and other intangible assets, for impairment whenever adverse events or changes in circumstances indicate the carrying value of the asset may not be recoverable. Losses are recognized for a long-lived asset to be held and used in our operations when the undiscounted future cash flows expected to result from the use of the asset are less than its carrying value. We recognize an impairment loss based on the excess of the carrying value over the fair value of the asset. A long-lived asset held for sale is reported at the lower of the carrying amount or fair value less costs to sell. Depreciation expense is not recognized on assets held for sale. Losses are recognized for a long-lived asset to be abandoned when the asset ceases to be used. In addition, we periodically review the estimated lives of all long-lived assets for reasonableness.
Goodwill and Other Intangible Assets
Goodwill represents the unamortized excess of cost over the fair value of the net tangible and other intangible assets acquired. We are required to test at least annually for impairment at a level of reporting referred to as the reporting unit, and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired. A reporting unit either is our operating segments or one level below the operating segments, referred to as a component, which comprise our reportable segments. A component is considered a reporting unit if the component constitutes a business for which discrete financial information is available that is regularly reviewed by management. We aggregate the components of an operating segment into one reporting unit if they have similar economic characteristics. Goodwill is assigned to the reporting unit that is expected to benefit from a specific acquisition.
We use a two-step process to review goodwill for impairment. The first step is a screen for potential impairment, and the second step measures the amount of impairment, if any. Impairment tests are performed, at a minimum, in the fourth quarter of each year supported by our long-range business plan and annual planning process. We rely on an evaluation of future discounted cash flows to determine fair value of our reporting units. Impairment tests completed for 2016, 2015, and 2014 did not result in an impairment loss.
Other intangible assets primarily relate to acquired customer contracts/relationships and are included with other long-term assets in the consolidated balance sheets. Other intangible assets are amortized over the useful life, based upon the pattern of future cash flows attributable to the asset. This sometimes results in an accelerated method of amortization for customer contracts because the asset tends to dissipate at a more rapid rate in earlier periods. Other than customer contracts, other intangible assets generally are amortized using the straight-line method. We review other finite-lived intangible assets for impairment under our long-lived asset policy.
Benefits Payable and Benefits Expense Recognition
Benefits expense includes claim payments, capitation payments, pharmacy costs net of rebates, allocations of certain centralized expenses and various other costs incurred to provide health insurance coverage to members, as well as estimates of future payments to hospitals and others for medical care and other supplemental benefits provided on or prior to the balance sheet date. Capitation payments represent monthly contractual fees disbursed to primary care and other providers who are responsible for providing medical care to members. Pharmacy costs represent payments for members’ prescription drug benefits, net of rebates from drug manufacturers. Receivables for such pharmacy rebates are included in other current assets in our consolidated balance sheets. Other supplemental benefits include dental, vision, and other supplemental health and financial protection products.
We estimate the costs of our benefits expense payments using actuarial methods and assumptions based upon claim payment patterns, medical cost inflation, historical developments such as claim inventory levels and claim receipt patterns, and other relevant factors, and record benefit reserves for future payments. We continually review estimates of future payments relating to claims costs for services incurred in the current and prior periods and make necessary adjustments to our reserves.
Benefits expense is recognized in the period in which services are provided and includes an estimate of the cost of services which have been incurred but not yet reported, or IBNR. Our reserving practice is to consistently recognize the actuarial best point estimate within a level of confidence required by actuarial standards. Actuarial standards of practice generally require a level of confidence such that the liabilities established for IBNR have a greater probability of being adequate versus being insufficient, or such that the liabilities established for IBNR are sufficient to cover obligations under an assumption of moderately adverse conditions. Adverse conditions are situations in which the actual claims are expected to be higher than the otherwise estimated value of such claims at the time of the estimate. Therefore, in many situations, the claim amounts ultimately settled will be less than the estimate that satisfies the actuarial standards of practice.
We develop our estimate for IBNR using actuarial methodologies and assumptions, primarily based upon historical claim experience. Depending on the period for which incurred claims are estimated, we apply a different method in determining our estimate. For periods prior to the most recent two months, the key assumption used in estimating our IBNR is that the completion factor pattern remains consistent over a rolling 12-month period after adjusting for known changes in claim inventory levels and known changes in claim payment processes. Completion factors result from the calculation of the percentage of claims incurred during a given period that have historically been adjudicated as of the reporting period. For the most recent two months, the incurred claims are estimated primarily from a trend analysis based upon per member per month claims trends developed from our historical experience in the preceding months, adjusted for known changes in estimates of recent hospital and drug utilization data, provider contracting changes, changes in benefit levels, changes in member cost sharing, changes in medical management processes, product mix, and weekday seasonality.
The completion factor method is used for the months of incurred claims prior to the most recent two months because the historical percentage of claims processed for those months is at a level sufficient to produce a consistently reliable result. Conversely, for the most recent two months of incurred claims, the volume of claims processed historically is not at a level sufficient to produce a reliable result, which therefore requires us to examine historical trend patterns as the primary method of evaluation. Changes in claim processes, including recoveries of overpayments, receipt cycle times, claim inventory levels, outsourcing, system conversions, and processing disruptions due to weather or other events affect views regarding the reasonable choice of completion factors. Claim payments to providers for services rendered are often net of overpayment recoveries for claims paid previously, as contractually allowed. Claim overpayment recoveries can result from many different factors, including retroactive enrollment activity, audits of provider billings, and/or payment errors. Changes in patterns of claim overpayment recoveries can be unpredictable and result in completion factor volatility, as they often impact older dates of service. The receipt cycle time measures the average length of time between when a medical claim was initially incurred and when the claim form was received. Increases in electronic claim submissions from providers decrease the receipt cycle time. If claims are submitted or processed on a faster (slower) pace than prior periods, the actual claim may be more (less) complete than originally estimated using our completion factors, which may result in reserves that are higher (lower) than required.
Medical cost trends potentially are more volatile than other segments of the economy. The drivers of medical cost trends include increases in the utilization of hospital facilities, physician services, new higher priced technologies and medical procedures, and new prescription drugs and therapies, as well as the inflationary effect on the cost per unit of each of these expense components. Other external factors such as government-mandated benefits or other regulatory changes, the tort liability system, increases in medical services capacity, direct to consumer advertising for prescription drugs and medical services, an aging population, lifestyle changes including diet and smoking, catastrophes, and epidemics also may impact medical cost trends. Internal factors such as system conversions, claims processing cycle times, changes in medical management practices and changes in provider contracts also may impact our ability to accurately predict estimates of historical completion factors or medical cost trends. All of these factors are considered in estimating IBNR and in estimating the per member per month claims trend for purposes of determining the reserve for the most recent two months. Additionally, we continually prepare and review follow-up studies to assess the reasonableness of the estimates generated by our process and methods over time. The results of these studies are also considered in determining the reserve for the most recent two months. Each of these factors requires significant judgment by management.
We reassess the profitability of our contracts for providing insurance coverage to our members when current operating results or forecasts indicate probable future losses. We establish a premium deficiency reserve in current operations to the extent that the sum of expected future costs, claim adjustment expenses, and maintenance costs exceeds related future premiums under contracts without consideration of investment income. For purposes of determining premium deficiencies, contracts are grouped in a manner consistent with our method of acquiring, servicing, and measuring the profitability of such contracts. Losses recognized as a premium deficiency result in a beneficial effect in subsequent periods as operating losses under these contracts are charged to the liability previously established. Because the majority of our member contracts renew annually, we would not record a material premium deficiency reserve, except when unanticipated adverse events or changes in circumstances indicate otherwise. In the fourth quarter of 2015, we recognized a premium deficiency reserve of $176 million for our individual commercial medical business compliant with the Health Care Reform Law associated with the 2016 coverage year and recorded a change in estimate of $208 million in the second quarter of 2016 associated with the 2016 coverage year as discussed in more detail in Note 7. As of December 31, 2016, we had no remaining premium deficiency reserve.
We believe our benefits payable are adequate to cover future claims payments required. However, such estimates are based on knowledge of current events and anticipated future events. Therefore, the actual liability could differ materially from the amounts provided.
Future policy benefits payable
Future policy benefits payable include liabilities for long-duration insurance policies including long-term care, life insurance, annuities, and certain health and other supplemental policies sold to individuals for which some of the premium received in the earlier years is intended to pay anticipated benefits to be incurred in future years. At policy issuance, these reserves are recognized on a net level premium method based on interest rates, mortality, morbidity, and maintenance expense assumptions. Interest rates are based on our expected net investment returns on the investment portfolio supporting the reserves for these blocks of business. Mortality, a measure of expected death, and morbidity, a measure of health status, assumptions are based on published actuarial tables, modified based upon actual experience. Changes in estimates of these reserves are recognized as an adjustment to benefits expense in the period the changes occur. We perform loss recognition tests at least annually in the fourth quarter, and more frequently if adverse events or changes in circumstances indicate that the level of the liability, together with the present value of future gross premiums, may not be adequate to provide for future expected policy benefits and maintenance costs. During 2016, we recorded a loss for a premium deficiency as discussed further in Note 18.
We adjust future policy benefits payable for the additional liability that would have been recorded if investment securities backing the liability had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment, if any, net of applicable deferred taxes, with the change in unrealized investment gain (loss) in accumulated other comprehensive income in stockholders’ equity. As discussed previously, beginning in 2014, health policies sold to individuals that conform to the Health Care Reform Law are accounted for under a short-duration model under which policy reserves are not established because premiums received in the current year are intended to pay anticipated benefits in that year. In addition, as previously underwritten members transition to plans compliant with the Health Care Reform Law, it results in policy lapses and the release of reserves for future policy benefits.

Book Overdraft
Under our cash management system, checks issued but not yet presented to banks that would result in negative bank balances when presented are classified as a current liability in the consolidated balance sheets. Changes in book overdrafts from period to period are reported in the consolidated statement of cash flows as a financing activity.
Income Taxes
We recognize an asset or liability for the deferred tax consequences of temporary differences between the tax bases of assets or liabilities and their reported amounts in the consolidated financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. We also recognize the future tax benefits such as net operating and capital loss carryforwards as deferred tax assets. A valuation allowance is provided against these deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Future years’ tax expense may be increased or decreased by adjustments to the valuation allowance or to the estimated accrual for income taxes.
We record tax benefits when it is more likely than not that the tax return position taken with respect to a particular transaction will be sustained. A liability, if recorded, is not considered resolved until the statute of limitations for the relevant taxing authority to examine and challenge the tax position has expired, or the tax position is ultimately settled through examination, negotiation, or litigation. We classify interest and penalties associated with uncertain tax positions in our provision for income taxes.
Derivative Financial Instruments
On October 29, 2012, we acquired a noncontrolling equity interest in MCCI Holdings, LLC, or MCCI, a privately held Medical Services Organization, or MSO, headquartered in Miami, Florida, that primarily coordinates medical care for Medicare Advantage beneficiaries in Florida, Texas and Georgia. Our agreement with MCCI includes a put option that would allow the controlling interest holder to put their interest to us beginning in 2018 as well as a call option that would allow us to purchase the controlling interest beginning in 2021. Accordingly, we recorded, at fair value, a liability and an asset associated with the put and call, respectively. Changes in the fair value of the liability and asset during the years ended December 31, 2016, 2015, and 2014 were not material to our results of operations, financial condition, or cash flows.
At times, we may use interest-rate swap agreements to manage our exposure to interest rate risk. The differential between fixed and variable rates to be paid or received is accrued and recognized over the life of the agreements as adjustments to interest expense in the consolidated statements of income. We were not party to any interest-rate swap agreements in 2016, 2015, or 2014.
Related Party
As noted above, MCCI is a related party to Humana. In December 2015, we purchased a note receivable directly from a third-party bank syndicate related to the financing of MCCI's business and extended the exercise date of the put option to 2018 and the call option to 2021. The note balance was $314 million at December 31, 2016 and $284 million at December 31, 2015. The note receivable bears interest at 10% annually, payable in quarterly installments, and matures in December 2020. We have also entered into a revolving note agreement providing a line of credit up to $55 million under which no balance is outstanding at December 31, 2016. The note receivable is included with other long-term assets in our consolidated balance sheet and with purchases of investment securities in our consolidated statement of cash flows. The related interest income of $30 million for 2016 is included in investment income in our consolidated statement of income. The interest was accrued to the loan balance during 2016 pursuant to the terms of the note. MCCI provides services to Humana Medicare Advantage members under capitation contracts with our health plans. Under these capitation agreements with Humana, MCCI assumes the financial risk associated with these Medicare Advantage members. We also have an outstanding advance to MCCI of approximately $6 million at December 31, 2016, with repayment terms tied to the performance under the capitation agreements. We recognized benefits expense of approximately $1.1 billion in 2016, $1.0 billion in 2015 and $962 million in 2014 under these capitation agreements with MCCI.
Stock-Based Compensation
We generally recognize stock-based compensation expense, as determined on the date of grant at fair value, on a straight-line basis over the period during which an employee is required to provide service in exchange for the award (the vesting period). In addition, for awards with both time and performance-based conditions, we generally recognize compensation expense on a straight line basis over the vesting period when it is probable that the performance condition will be achieved. However, prior to July 2, 2015, for awards granted to retirement eligible employees, compensation expense is recognized on a straight-line basis over the shorter of the requisite service period or the period from the date of grant to an employee’s eligible retirement date. For awards granted on or after July 2, 2015 to retirement eligible employees, we recognize expense on a straight-line basis over the service period (the vesting period). We estimate expected forfeitures and recognize compensation expense only for those awards which are expected to vest. We estimate the grant-date fair value of stock options using the Black-Scholes option-pricing model. Prior to 2016 we reported certain tax effects of stock-based compensation as a financing activity rather than an operating activity in the consolidated statement of cash flows. In 2016, we prospectively applied the provisions of new guidance issued by the Financial Accounting Standards Board, or FASB, related to the presentation of windfall tax benefits as cash flows from operating activities which resulted in reclassifying $20 million of cash flows from financing activities to operating activities for the three months ended March 31, 2016. We elected to continue to estimate forfeitures expected to occur to determine the amount of compensation cost to be recognized in each period.
Additional detail regarding our stock-based compensation plans is included in Note 13.
Earnings Per Common Share
We compute basic earnings per common share on the basis of the weighted-average number of unrestricted common shares outstanding. Diluted earnings per common share is computed on the basis of the weighted-average number of unrestricted common shares outstanding plus the dilutive effect of outstanding employee stock options and restricted shares, or units, using the treasury stock method.
Fair Value
Assets and liabilities measured at fair value are categorized into a fair value hierarchy based on whether the inputs to valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our own assumptions about the assumptions market participants would use. The fair value hierarchy includes three levels of inputs that may be used to measure fair value as described below.
Level 1 – Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt securities that are traded in an active exchange market.
Level 2 – Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments as well as debt securities whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.
Level 3 – Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 includes assets and liabilities whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques reflecting our own assumptions about the assumptions market participants would use as well as those requiring significant management judgment.
Fair value of actively traded debt securities are based on quoted market prices. Fair value of other debt securities are based on quoted market prices of identical or similar securities or based on observable inputs like interest rates generally using a market valuation approach, or, less frequently, an income valuation approach and are generally classified as Level 2. We obtain at least one price for each security from a third party pricing service. These prices are generally derived from recently reported trades for identical or similar securities, including adjustments through the reporting date based upon observable market information. When quoted prices are not available, the third party pricing service may use quoted market prices of comparable securities or discounted cash flow analysis, incorporating inputs that are currently observable in the markets for similar securities. Inputs that are often used in the valuation methodologies include benchmark yields, reported trades, credit spreads, broker quotes, default rates, and prepayment speeds. We are responsible for the determination of fair value and as such we perform analysis on the prices received from the third party pricing service to determine whether the prices are reasonable estimates of fair value. Our analysis includes a review of monthly price fluctuations as well as a quarterly comparison of the prices received from the pricing service to prices reported by our third party investment advisor. In addition, on a quarterly basis we examine the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels, and various durations.
Fair value of privately held debt securities, as well as auction rate securities, are estimated using a variety of valuation methodologies, including both market and income approaches, where an observable quoted market does not exist and are generally classified as Level 3. For privately-held debt securities, such methodologies include reviewing the value ascribed to the most recent financing, comparing the security with securities of publicly-traded companies in similar lines of business, and reviewing the underlying financial performance including estimating discounted cash flows. Auction rate securities are debt instruments with interest rates that reset through periodic short-term auctions. From time to time, liquidity issues in the credit markets have led to failed auctions. Given the liquidity issues, fair value could not be estimated based on observable market prices, and as such, unobservable inputs were used. For auction rate securities, valuation methodologies include consideration of the quality of the sector and issuer, underlying collateral, underlying final maturity dates, and liquidity.
Recently Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In March 2016, the FASB issued new guidance related to accounting for employee share-based payments, which changes how income tax effects of share-based payments are recorded as well as the minimum statutory tax withholding requirements and allows an accounting policy election to recognize forfeitures when they occur. As permitted, we elected to early adopt this new guidance during the second quarter of 2016 prospectively effective January 1, 2016. The adoption of this new guidance resulted in the recognition of approximately $20 million, or $0.12 per diluted common share, of tax benefits in net income in our consolidated statement of income for the three months ended March 31, 2016 that had previously been recorded as additional paid-in capital in our condensed consolidated balance sheet. We also prospectively applied the provisions of the new guidance related to the presentation of windfall tax benefits as cash flows from operating activities which resulted in reclassifying $20 million of cash flows from financing activities to operating activities for the three months ended March 31, 2016. We elected to continue to estimate forfeitures expected to occur to determine the amount of compensation cost to be recognized in each period.
In November 2015, the FASB issued new guidance related to accounting for income taxes which changes the balance sheet classification of deferred taxes, requiring deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The new guidance is effective for us beginning with annual and interim periods in 2017, with early adoption permitted. We elected to early adopt the guidance and have classified all deferred tax liabilities and assets as noncurrent in our consolidated balance sheet at December 31, 2015 to simplify their presentation. The adoption of the new guidance did not have any impact on our results of operations or cash flows.
In May 2015, the FASB issued new guidance requiring insurance entities to provide additional disclosures about claim liabilities including paid claims development information by accident year and claim frequency data and related methodologies. We adopted this new guidance in this 2016 Form 10-K. The applicable disclosures are included in this Note 2 and Note 10.
In March 2015, the FASB issued new guidance which changes the presentation of debt issuance costs from an asset to a direct reduction of the related debt liability. We adopted this new guidance on January 1, 2016 on a retrospective basis by directly deducting unamortized debt issuance costs from long-term debt on our balance sheet for all periods presented. Debt issuance costs had previously been classified in our balance sheet as other long-term assets.
Accounting Pronouncements Effective in Future Periods
In June 2016, the FASB issued guidance introducing a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The guidance is effective for us beginning January 1, 2019. The new current expected credit losses (CECL) model generally calls for the immediate recognition of all expected credit losses and applies to loans, accounts and trade receivables as well as other financial assets measured at amortized cost, loan commitments and off-balance sheet credit exposures, debt securities and other financial assets measured at fair value through other comprehensive income, and beneficial interests in securitized financial assets. The new guidance replaces the current incurred loss model for measuring expected credit losses, requires expected losses on available-for-sale debt securities to be recognized through an allowance for credit losses rather than as reductions in the amortized cost of the securities, and provides for additional disclosure requirements. Our investment portfolio consists of available for sale debt securities. We are currently evaluating the impact on our results of operations, financial condition, or cash flows.
In February 2016, the FASB issued new guidance related to accounting for leases which requires lessees to record assets and liabilities reflecting the leased assets and lease obligations, respectively, while following the dual model for recognition in statements of income requiring leases to be classified as either operating or finance. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). The new guidance is effective for us beginning with annual and interim periods in 2019, with earlier adoption permitted, and requires retrospective application to previously issued annual and interim financial statements. We have begun the process of identifying the population of lease agreements and other arrangements that may contain embedded leases for purposes of adopting the new standard. While we expect to record significant leased assets and corresponding lease obligations based on our existing population of individual leases, we continue to evaluate the impact on our results of operations, financial position and cash flows.
In May 2014, the FASB issued new guidance that amends the accounting for revenue recognition. The amendments are intended to provide a more robust framework for addressing revenue issues, improve comparability of revenue recognition practices, and improve disclosure requirements. Insurance contracts are not included in the scope of this new guidance. Accordingly, our premiums revenue and investment income, collectively representing approximately 98% of our consolidated external revenues for 2016, are not included in the scope of the new guidance. We are analyzing how we may recognize revenue under the new guidance by reviewing selected sample contracts presently in place. The new guidance is effective for us beginning with annual and interim periods in 2018. While we expect revenue related to our Pharmacy, Provider Services, ASO and other services businesses to remain primarily unchanged, we are still evaluating the impact of the new guidance on the customer arrangements for these businesses. Accordingly, we continue to evaluate the impact of the new standard on our results of operations, financial condition and cash flows.
There are no other recently issued accounting standards that apply to us or that are expected to have a material impact on our results of operations, financial condition, or cash flows.